Schedule of Investments (unaudited)
February 28, 2022
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 19.1%
AbbVie, Inc.	1,933,001	$ 285,639,558
Acumen Pharmaceuticals, Inc.(a)(b)	772,313	4,525,754
Agios Pharmaceuticals, Inc.(a)(b)	402,443	12,528,051
Alnylam Pharmaceuticals, Inc.(a)	266,231	42,024,563
Ambrx Biopharma, Inc., ADR(a)	842,148	3,781,245
Amgen, Inc.	1,079,042	244,381,432
Apellis Pharmaceuticals, Inc.(a)	286,228	12,173,277
Arcutis Biotherapeutics, Inc.(a)	799,932	14,238,790
Argenx SE, ADR(a)(b)	130,612	37,578,379
Biogen, Inc.(a)	662,979	139,895,199
BioMarin Pharmaceutical, Inc.(a)	552,026	43,124,271
Blueprint Medicines Corp.(a)(b)	219,213	13,273,347
Cerevel Therapeutics Holdings, Inc.(a)(b)	312,854	8,281,245
Connect Biopharma Holdings Ltd., ADR(a)	662,152	2,595,636
Decibel Therapeutics, Inc.(a)	897,801	3,142,304
Design Therapeutics, Inc.(a)(b)	257,492	3,494,167
Enanta Pharmaceuticals, Inc.(a)	57,153	4,024,714
Everest Medicines Ltd.(a)(c)	576,500	1,781,077
Exact Sciences Corp.(a)(b)	261,921	20,445,553
Forma Therapeutics Holdings, Inc.(a)	222,122	2,190,123
Genmab A/S(a)	59,900	20,132,176
Genmab A/S, ADR(a)(b)	289,405	9,683,491
Gilead Sciences, Inc.	2,439,663	147,355,645
Global Blood Therapeutics, Inc.(a)	457,376	13,812,755
Horizon Therapeutics PLC(a)	360,944	32,907,265
Imago Biosciences, Inc.(a)(b)	907,400	21,369,270
Immuneering Corp., Class A(a)	264,380	1,974,919
Immunocore Holdings PLC, ADR(a)(b)	181,355	4,007,946
Incyte Corp.(a)	454,827	31,064,684
Kronos Bio, Inc.(a)(b)	312,693	2,354,578
Krystal Biotech, Inc.(a)	100,167	6,365,613
Mersana Therapeutics, Inc.(a)(b)	1,050,918	4,613,530
Mirati Therapeutics, Inc.(a)	158,735	14,014,713
Moderna, Inc.(a)	316,215	48,570,624
Monte Rosa Therapeutics, Inc.(a)(b)	533,603	7,651,867
Natera, Inc.(a)	540,705	35,551,354
Neurocrine Biosciences, Inc.(a)	392,924	35,312,080
Omega Therapeutics, Inc.(a)	163,073	1,935,677
PMV Pharmaceuticals, Inc.(a)(b)	303,785	4,811,954
Point Biopharma Global, Inc.(a)(b)	499,734	3,363,210
Prothena Corp. PLC(a)	391,632	13,550,467
PTC Therapeutics, Inc.(a)	87,333	3,067,135
Regeneron Pharmaceuticals, Inc.(a)	214,112	132,398,296
REVOLUTION Medicines, Inc.(a)(b)	191,455	3,622,329
Sarepta Therapeutics, Inc.(a)	365,749	28,020,031
Seagen, Inc.(a)	1,158,445	149,288,807
Sierra Oncology, Inc.(a)(b)	187,929	5,808,885
Sigilon Therapeutics, Inc.(a)(b)	332,626	482,308
Talaris Therapeutics, Inc.(a)	451,718	3,166,543
Tenaya Therapeutics, Inc.(a)(b)	507,381	5,916,062
TScan Therapeutics, Inc.(a)(b)	551,194	2,315,015
Twist Bioscience Corp.(a)	68,280	3,819,583
Vertex Pharmaceuticals, Inc.(a)	709,223	163,135,474
		1,860,562,971
Diversified Financial Services — 0.3%
Health Assurance Acquisition Corp., Class A(a)(b)	1,747,926	17,129,675
Health Sciences Acquisitions Corp. 2(a)	262,308	2,591,603
Helix Acquisition Corp., Class A(a)	226,542	2,254,093
MedTech Acquisition Corp., Class A(a)(b)	831,621	8,282,945
		30,258,316
Security	Shares	Value
Health Care Equipment & Supplies — 25.7%
Abbott Laboratories	3,584,393	$ 432,349,484
ABIOMED, Inc.(a)(b)	278,138	86,428,602
Alcon, Inc.(b)	855,157	65,838,538
Align Technology, Inc.(a)	134,720	68,903,891
Baxter International, Inc.	1,543,221	131,127,488
Boston Scientific Corp.(a)	5,948,803	262,758,629
Cooper Cos., Inc.(b)	81,265	33,239,010
DENTSPLY SIRONA, Inc.	915,210	49,549,469
Dexcom, Inc.(a)	166,055	68,731,825
Edwards Lifesciences Corp.(a)	1,796,871	201,914,394
IDEXX Laboratories, Inc.(a)	21,743	11,574,886
Insulet Corp.(a)	113,456	30,030,669
Intuitive Surgical, Inc.(a)	677,419	196,675,058
Masimo Corp.(a)	411,642	64,813,033
Medtronic PLC	1,473,402	154,692,476
Nevro Corp.(a)	695,930	49,898,181
Novocure Ltd.(a)(b)	188,610	15,439,615
ResMed, Inc.	332,327	82,001,687
Stryker Corp.	967,405	254,766,107
Tandem Diabetes Care, Inc.(a)	183,445	20,661,410
Teleflex, Inc.	328,562	110,498,686
Zimmer Biomet Holdings, Inc.	873,203	111,062,690
		2,502,955,828
Health Care Providers & Services — 22.2%
Agiliti, Inc.(a)	1,425,142	25,666,807
agilon health, Inc.(a)(b)	372,216	7,526,208
Amedisys, Inc.(a)	364,528	58,411,967
AmerisourceBergen Corp.	862,715	122,962,769
Anthem, Inc.	606,072	273,853,633
Cano Health, Inc. (Acquired 07/21/21, cost $29,000,000)(a)(d)	2,900,000	14,123,000
CareMax Corp. (Acquired 07/15/21, cost $5,000,000)(a)(d)	500,000	2,895,000
CareMax, Inc.(a)	426,569	2,469,834
Centene Corp.(a)	1,055,719	87,223,504
Cigna Corp.	1,297,641	308,553,077
Encompass Health Corp.	743,266	49,070,421
Guardant Health, Inc.(a)	208,529	13,819,217
HCA Healthcare, Inc.	229,590	57,468,673
Henry Schein, Inc.(a)(b)	748,788	64,680,307
LHC Group, Inc.(a)(b)	368,131	50,128,398
McKesson Corp.	229,783	63,181,134
Quest Diagnostics, Inc.	557,085	73,128,548
UnitedHealth Group, Inc.	1,862,949	886,521,541
		2,161,684,038
Health Care Technology — 0.5%
Omnicell, Inc.(a)(b)	109,850	14,201,408
Teladoc Health, Inc.(a)(b)	408,665	31,021,760
		45,223,168
Life Sciences Tools & Services — 10.1%
Agilent Technologies, Inc.	252,798	32,954,747
Avantor, Inc.(a)	2,106,712	73,081,839
Danaher Corp.	671,650	184,307,477
ICON PLC(a)(b)	233,435	55,559,864
Illumina, Inc.(a)	256,949	83,919,543
IQVIA Holdings, Inc.(a)	522,117	120,149,564
IsoPlexis Corp.(a)(b)	554,988	2,686,142
Nautilus Biotechnology, Inc.(a)(b)	308,716	1,234,864
QIAGEN NV(a)	403,815	20,065,567
Rapid Micro Biosystems, Inc., Class A(a)(b)	377,456	2,638,418

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	706,507	$ 384,339,808
West Pharmaceutical Services, Inc.	47,570	18,413,396
		979,351,229
Pharmaceuticals — 20.0%
AstraZeneca PLC	987,580	120,036,748
Bristol-Myers Squibb Co.	1,741,807	119,609,887
Daiichi Sankyo Co. Ltd.	1,783,500	43,509,215
Eli Lilly & Co.	1,401,035	350,188,698
Hansoh Pharmaceutical Group Co. Ltd.(c)	16,248,176	34,684,887
Hua Medicine(a)(c)	12,850,870	6,248,983
Johnson & Johnson	2,532,085	416,705,229
Merck & Co., Inc.	3,058,108	234,189,911
Nektar Therapeutics(a)	411,217	4,210,862
Pfizer, Inc.	4,932,017	231,508,878
Roche Holding AG	92,678	35,100,275
Sanofi	1,044,116	109,144,153
Sanofi, ADR	1,008,695	52,906,053
Zoetis, Inc.	994,263	192,539,030
		1,950,582,809
Total Common Stocks — 97.9% (Cost: $6,415,762,388)		9,530,618,359
		Par (000)
Other Interests(a)(e)
Afferent Pharmaceuticals, Inc., Series C, 0.00%	USD	3,421	2,839,131
Total Other Interests — 0.1% (Cost: $0)			2,839,131
	Shares
Preferred Securities
Preferred Stocks — 0.8%
Biotechnology — 0.3%
Affinivax, Inc., Series C (Acquired 01/06/21, cost $3,879,936)(a)(d)(e)	122,824	4,266,906
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(d)(e)	858,333	4,119,998
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $2,768,121)(a)(d)(e)	2,345,865	3,190,376
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(d)(e)	386,520	10,822,560
Neurogene, Inc., Series B (Acquired 12/14/20 - 09/22/21, cost $5,099,600)(a)(d)(e)	2,090,000	5,705,700
		28,105,540
Health Care Equipment & Supplies — 0.2%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(d)(e)	1,908,330	9,617,983
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(d)(e)	80,024,425	8,695,574
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(d)(e)	1,700,345	4,811,977
		23,125,534
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(d)(e)	592,636	8,130,966
Security	Shares	Value
Software — 0.2%
Carbon Health Technologies, Inc. (Acquired 07/09/21, cost $16,855,000)(a)(d)(e)	16,855	$ 16,684,090
Total Preferred Securities — 0.8% (Cost: $81,592,567)		76,046,130
Warrants(a)
Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	59,570
Diversified Financial Services — 0.0%
Health Assurance Acquisition Corp., Class A (Issued/Exercisable 01/04/22, 1 Share for 1 Warrant, Expires 11/12/25, Strike Price USD 11.50)	441,399	242,726
MedTech Acquisition Corp., Class A (Issued/Exercisable 12/18/20, 1 Share for 1 Warrant, Expires 12/18/25, Strike Price USD 11.50)	277,207	142,401
		385,127
Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)	88,432	90,201
Total Warrants — 0.0% (Cost: $2,517,331)		534,898
Total Long-Term Investments — 98.8% (Cost: $6,499,872,286)		9,610,038,518
Short-Term Securities(f)(g)
Money Market Funds — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	65,254,026	65,254,026
SL Liquidity Series, LLC, Money Market Series, 0.18%(h)	103,113,321	103,113,321
Total Short-Term Securities — 1.7% (Cost: $168,369,436)		168,367,347
Total Investments — 100.5% (Cost: $6,668,241,722)		9,778,405,865
Liabilities in Excess of Other Assets — (0.5)%		(45,165,936)
Net Assets — 100.0%		$ 9,733,239,929
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $93,064,130, representing 1.0% of its net assets as of period end, and an original cost of $115,592,567.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 127,705,238	$ —	$ (62,451,212)(a)	$ —	$ —	$ 65,254,026	65,254,026	$ 4,542	$ —
SL Liquidity Series, LLC, Money Market Series	—	103,155,473(a)	—	(40,063)	(2,089)	103,113,321	103,113,321	570,279(b)	—
				$ (40,063)	$ (2,089)	$ 168,367,347		$ 574,821	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 1,838,649,718	$ 21,913,253	$ —	$ 1,860,562,971
Diversified Financial Services	30,258,316	—	—	30,258,316
Health Care Equipment & Supplies	2,502,955,828	—	—	2,502,955,828
Health Care Providers & Services	2,144,666,038	17,018,000	—	2,161,684,038
Health Care Technology	45,223,168	—	—	45,223,168
Life Sciences Tools & Services	979,351,229	—	—	979,351,229
Pharmaceuticals	1,608,107,531	342,475,278	—	1,950,582,809
Other Interests	—	—	2,839,131	2,839,131
Preferred Securities	—	—	76,046,130	76,046,130
Warrants	534,898	—	—	534,898
Short-Term Securities
Money Market Funds	65,254,026	—	—	65,254,026
	$ 9,215,000,752	$ 381,406,531	$ 78,885,261	9,675,292,544
Investments valued at NAV(a)				103,113,321
				$ 9,778,405,865
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
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